Income Taxes (Income before Income Taxes) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Income Tax Disclosure [Abstract]
Pretax income in The Netherlands	$ 24,135	$ 27,222	$ 30,232
Pretax income from foreign operations	13,203	117,931	65,980
Income before provision for income taxes	$ 37,338	$ 145,153	$ 96,212